18. LEASES (Details) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Total future minimum lease payments	$ 396	$ 306
2018
Disclosure of finance lease and operating lease by lessee [line items]
Total future minimum lease payments	0	124
2019
Disclosure of finance lease and operating lease by lessee [line items]
Total future minimum lease payments	155	125
2020
Disclosure of finance lease and operating lease by lessee [line items]
Total future minimum lease payments	138	52
2021
Disclosure of finance lease and operating lease by lessee [line items]
Total future minimum lease payments	$ 103	$ 5